Note 8 - Staff Numbers and Costs	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
8.	Staff numbers and costs

The average number of employees (including directors) during the period was:

	Year Ended	Three Months Ended	Year Ended March 31
	June 30 2020	June 30 2019	20 19	20 18
Sales and Business Development	11	9	9	9
Central Services & Management	27	31	32	37
Production	171	139	138	148
Total	209	179	179	194

Their aggregate remuneration costs comprised:

	Year Ended	Three Months Ended	Year Ended March 31
(US dollars in thousands)	June 30 2020	June 30 2019	2019	2018
Salaries, wages and incentives	13,565	3,310	14,327	14,299
Social security costs	803	213	1,044	834
Pension contributions	792	185	788	848
Short-term compensated absences	1,296	406	1,254	996
Total	16,456	4,114	17,413	16,977

Directors' emoluments for the year ended
June 30, 2020
were
$536,979
(
three
months ended
June 30, 2019:
$103,925;
(year ended
March 31, 2019:
$611,450;
2018:
$1,130,570
) of which the highest paid director received
$205,673
(
three
months ended
June 30, 2019:
$62,136;
year ended
March 31, 2019:
$254,084;
2018:
$407,682
). Director emoluments include employer social security costs.

Key Management Personnel:

	Year ended	Three Months Ended	Year Ended March 31
(US dollars in thousands)	June 30 2020	June 30 2019	2019	2018
Salaries, wages and incentives	1,009	388	2,354	2,281
Social security costs	79	28	176	217
Pension contributions	36	13	45	64
Equity incentives	111	27	130	-
Short-term compensated absences	-	-	-	13
Total	1,235	456	2,705	2,575

Key management personnel are those below the Board level that have a significant impact on the operations of the business. The number of key management personnel, including directors for the year ended
June 30, 2020
was
7
(
three
months ended
June 30, 2019:
10;
year ended
March 31, 2019:
10;
2018:
11
).